EARNINGS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares		Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	May 31, 1996 shares
Earnings per share [line items]
Profit attributable to owners of the Company	¥ 1,015,361	$ 156,058	[1]	¥ 1,158,253	¥ 1,070,822
Dilutive potential ordinary share	0	0		0	0
Basic and diluted earnings per share | (per share)	¥ 0.14	$ 0.02	[1]	¥ 0.16	¥ 0.15
Basic and diluted earnings per equivalent ADS | (per share)	¥ 7.17	$ 1.10	[1]	¥ 8.18	¥ 7.56
Ordinary shares [member]
Earnings per share [line items]
Weighted average number of ordinary shares in issue	7,083,537,000	7,083,537,000		7,083,537,000	7,083,537,000
American Depositary Shares [member]
Earnings per share [line items]
Weighted average number of ordinary shares in issue	141,670,740	141,670,740		141,670,740	141,670,740
H shares [member]
Earnings per share [line items]
Number of H shares each American Depositary Share represents						50

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.